Cover	Aug. 13, 2026	May 12, 2026
Cover [Abstract]
Document Type		8-K
Document Period End Date	Aug. 13, 2026
Registrant Name		Veritone, Inc.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-38093
Entity Tax Identification Number		47-1161641
Entity Address, Address Line One		5291 California Avenue
Entity Address, Address Line Two		Suite 350
Entity Address, City or Town		Irvine
Entity Address, State or Province		CA
Entity Address, Postal Zip Code		92617
City Area Code		888
Local Phone Number		507-1737
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, par value $0.001 per share
Trading Symbol		VERI
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false
Amendment Flag		false
Central Index Key		0001615165